SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Retirement plan costs	$ 157,899	$ 72,827	$ 41,949
Selling, general and administrative expense	7,319,454	666,286	490,636
Government grants		178,124	$ 48,000
Deposit liabilities	500,000
Cash and bank balances at central banks	17,135,719	3,817,083
Other assets	500,000
Trade and other receivables	17,082,085	$ 826,687
Ms Seto [member]
IfrsStatementLineItems [Line Items]
Selling, general and administrative expense	$ 50,000